Investment In Operating Leases, Net (Investments In Operating Leases) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Leases, Operating [Abstract]
Property Subject to or Available for Operating Lease, Gross	$ 21,125	$ 16,009
Property Subject to or Available for Operating Lease, Accumulated Depreciation	(3,445)	(2,459)
Property Subject to or Available for Operating Lease, Net	$ 17,680	$ 13,550